Transactions with directors and key management (Details)	Dec. 31, 2025 GBP (£) director	Dec. 31, 2024 GBP (£)
Transactions with directors and key management
Loans to customers - amortised cost	£ 418,881,000,000	£ 400,326,000,000
Customer deposits	442,998,000,000	433,490,000,000
Key management personnel
Transactions with directors and key management
Loans to customers - amortised cost	2,631,000	3,538,000
Customer deposits	52,378,000	£ 39,431,000
Directors
Transactions with directors and key management
Loans to directors	£ 2,582,333
Number of directors with outstanding loans | director	6